Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



December 4, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, GRT Value Fund, Perimeter Small Cap Growth Fund, Reaves Select Research Fund, and Utendahl Institutional Money Market Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 82, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-08-000506 on November 26, 2008.

Please do not hesitate to contact me at 215.963.5037 should you have any questions.

Very truly yours,


/s/ Timothy W. Levin
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Timothy W. Levin